INCENTIVE PAYABLES TO MEMBERS	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
INCENTIVE PAYABLES TO MEMBERS
13. INCENTIVE PAYABLES TO MEMBERS

	As of December 31,
	2021	2022
	RMB	RMB
Incentive payables to members	265,612	207,331

Incentive payable to members represents unpaid balances of discounts granted to members for their self-purchase and referral incentives earned by the members for their referral efforts and is transferred to the members’ individual Yunji App accounts. These unpaid balances are maintained collectively in the members’ Yunji App accounts and can be withdraw as cash upon the members’ requests.